FAIR VALUE MEASUREMENT (Schedule Of Financial Assets And Liabilities Measured At Fair Value On A Recurring Basis) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 09, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	$ 29,969	$ 46,840
Investments in affiliated company	19,800	20,130	$ 24,720
Money Market Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	1,506	4,595
Recurring Basis [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in affiliated company	19,800	20,130
Total	49,769	66,970
Foreign currency derivatives	32	131
Contingent consideration	878	4,983
Total	910	5,114
Recurring Basis [Member] | Corporate Debentures [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	$ 24,398	34,126
Recurring Basis [Member] | Government Debentures [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		2,182
Recurring Basis [Member] | Government Sponsored Enterprises [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	$ 2,091	961
Recurring Basis [Member] | Money Market Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	$ 3,480	$ 9,571
Level 1 [Member] | Recurring Basis [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in affiliated company
Total	$ 3,480	$ 9,571
Foreign currency derivatives
Contingent consideration
Total
Level 1 [Member] | Recurring Basis [Member] | Corporate Debentures [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities
Level 1 [Member] | Recurring Basis [Member] | Government Debentures [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities
Level 1 [Member] | Recurring Basis [Member] | Government Sponsored Enterprises [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities
Level 1 [Member] | Recurring Basis [Member] | Money Market Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	$ 3,480	$ 9,571
Level 2 [Member] | Recurring Basis [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in affiliated company
Total	$ 26,489	$ 37,269
Foreign currency derivatives	$ 32	$ 131
Contingent consideration
Total	$ 32	$ 131
Level 2 [Member] | Recurring Basis [Member] | Corporate Debentures [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	$ 24,398	34,126
Level 2 [Member] | Recurring Basis [Member] | Government Debentures [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		2,182
Level 2 [Member] | Recurring Basis [Member] | Government Sponsored Enterprises [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	$ 2,091	$ 961
Level 2 [Member] | Recurring Basis [Member] | Money Market Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities
Level 3 [Member] | Recurring Basis [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in affiliated company	$ 19,800	$ 20,130
Total	$ 19,800	$ 20,130
Foreign currency derivatives
Contingent consideration	$ 878	$ 4,983
Total	$ 878	$ 4,983
Level 3 [Member] | Recurring Basis [Member] | Corporate Debentures [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities
Level 3 [Member] | Recurring Basis [Member] | Government Debentures [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities
Level 3 [Member] | Recurring Basis [Member] | Government Sponsored Enterprises [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities
Level 3 [Member] | Recurring Basis [Member] | Money Market Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities